Income Taxes - Summary of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Beginning balance	$ 557	$ 347
Increases (decreases) related to prior year tax positions	0	0
Increases related to current year tax positions	226	210
Ending balance	$ 783	$ 557